Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Columbia Income Opportunities Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 14,947	$ 13,596	$ 13,144	$ 14,078	$ 13,013	$ 12,671	$ 11,718	$ 11,688	$ 10,740	$ 10,355	$ 10,000
Columbia Income Opportunities Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 14,859	13,524	13,095	14,030	12,962	12,627	11,683	11,659	10,719	10,350	10,000
Columbia Income Opportunities Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 14,740	13,424	12,993	13,932	12,886	12,562	11,643	11,628	10,702	10,336	10,000
Columbia Income Opportunities Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 13,333	12,263	11,990	12,990	12,135	11,950	11,187	11,285	10,490	10,233	10,000
Columbia Income Opportunities Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 14,738	13,424	12,993	13,930	12,885	12,573	11,643	11,626	10,702	10,335	10,000
Columbia Income Opportunities Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 13,693	12,501	12,130	13,042	12,093	11,819	10,981	10,995	10,146	9,823	9,527
ICE BofA BB-B US Cash Pay High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B US Cash Pay High Yield Constrained Index
Account Value	$ 15,578	14,101	13,616	14,671	13,502	12,884	11,920	11,700	10,671	10,166	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,727	$ 11,158	$ 11,547	$ 12,705	$ 12,795	$ 11,619	$ 10,750	$ 10,837	$ 10,893	$ 10,282	$ 10,000